Note 9 - Equity (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2011
Stockholders' Equity Note [Abstract]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased			8,000,000
Treasury Stock, Shares, Acquired	0	0